UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Education Fund Fidelity® Education Fund

This annual shareholder report contains information about Fidelity® Education Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of overweighting corporate bonds, while underweighting U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks but also insurance firms, added notable value.
•Non-Composite exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully helped. A small, out-of-index allocation to commercial mortgage-backed securities was advantageous as well.
•In contrast, the fund's yield-curve positioning slightly detracted from relative performance.
•At period end, corporates made up about 36% of fund assets, versus roughly 32% a year ago and substantially overweight versus the Composite index average of 16%. Exposure to U.S. Treasurys stood at about 54% at the end of the fiscal year, compared with an average of 77% for the Composite index, while exposure to ABS comprised roughly 6% of fund assets as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 16, 2021 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Education Fund	2.15%	1.70%	1.72%
Fidelity Education Income Composite Index	1.94%	1.44%	1.42%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	2.15%	1.70%	1.65%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.22%
A   From March 16, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$711,945,166
Number of Holdings	298
Total Advisory Fee	$0
Portfolio Turnover	69%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 54.3
AAA - 6.8
AA - 2.9
A - 21.4
BBB - 11.4
Not Rated - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 53.4
Corporate Bonds - 35.3
Asset-Backed Securities - 5.6
CMOs and Other Mortgage Related Securities - 2.5
U.S. Government Agency - Mortgage Securities - 0.9
Other Investments - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 2.9
United Kingdom - 2.9
Germany - 1.9
Japan - 1.0
France - 0.7
Netherlands - 0.6
Norway - 0.6
Ireland - 0.6
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	53.4
JPMorgan Chase & Co	1.7
Wells Fargo & Co	1.3
Morgan Stanley	1.2
Bank of America Corp	1.1
HSBC Holdings PLC	1.1
Deutsche Bank AG/New York NY	1.1
Goldman Sachs Group Inc/The	1.0
Freddie Mac Multifamily Structured pass-thru certificates	0.9
Athene Global Funding	0.8
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913669.102    6361-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Education Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Education Fund	$76,900	$-	$9,900	$1,600

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Education Fund	$77,500	$-	$9,900	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2026A	August 31, 2025 A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A
Deloitte Entities	$2,598,700	$3,443,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Education Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Education Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 5.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.6%
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (b)	380,000	377,045
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (b)	485,000	484,776
Bank of America Credit Card Master Trust Series 2025-A1 Class A, 4.31% 5/15/2030	2,860,000	2,850,356
Bank of America Credit Card Master Trust Series 2026-A1 Class A, 4.22% 4/15/2031	1,817,000	1,798,605
Barings Equipment Finance LLC Series 2026-A Class A3, 4.08% 7/13/2033 (b)	1,165,000	1,144,776
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	1,660,000	1,646,128
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	255,000	254,282
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,135,000	2,156,609
Chase Issuance Trust Series 2025-A1 Class A, 4.16% 7/15/2030	1,797,000	1,784,798
Citibank Credit Card Issuance Trust Series 2025-A1 Class A, 4.3% 6/21/2030	3,410,000	3,394,937
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	122,328	122,690
Citizens Auto Receivables Trust Series 2024-2 Class A4, 5.26% 4/15/2031 (b)	2,500,000	2,517,095
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	309,806	310,794
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	54,501	54,775
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (b)	215,000	213,153
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,145,000	1,144,328
GMF Floorplan Owner Revolving Trust Series 2026-1A Class A1, 4.57% 5/15/2031 (b)	1,205,000	1,200,972
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	2,020,000	2,017,344
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	147,411	147,818
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (b)	1,620,000	1,596,116
SFS Auto Receivables Securitization Trust Series 2026-2A Class A3, 4.54% 1/20/2032 (b)	1,115,000	1,110,869
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (b)	1,933,000	1,920,978
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	367,063	368,374
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,500,000	2,491,547
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	520,000	519,961
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,700,000	1,702,920
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	2,121,035	2,133,763
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (b)	1,355,000	1,354,095
Wells Fargo Card Issuance Trust Series 2025-A1 Class A, 4.34% 5/15/2030	1,965,000	1,960,227
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	1,265,000	1,254,361
TOTAL UNITED STATES		40,034,492
TOTAL ASSET-BACKED SECURITIES (Cost $40,075,216)		40,034,492

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Citibank NA 4.576% 5/29/2027	2,140,000	2,145,815
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,020,000	1,024,483

TOTAL UNITED STATES		3,170,298
TOTAL BANK NOTES (Cost $3,160,000)		3,170,298

Collateralized Mortgage Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	272,342	257,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class HP, 4.5% 12/25/2042	1,389,128	1,378,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,025,490	1,022,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	194,536	192,967
TOTAL UNITED STATES		2,851,300
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,828,778)		2,851,300

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	783,134	777,596
BANK Series 2024-BNK47 Class A2, 6.457% 6/15/2057	414,000	427,403
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(d)	140,371	140,634
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	70,974	70,653
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	599,000	592,442
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	1,331,375	1,326,945
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(c)	1,515,000	1,478,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	2,080,000	2,043,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	1,566,000	1,540,648
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	320,871	319,642
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(c)	271,000	266,977
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class ASB, 3.9381% 3/10/2052	405,702	403,240
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (b)(c)(d)	445,000	418,856
Morgan Stanley Capital I Trust Series 2020-L4 Class ASB, 2.624% 2/15/2053	1,124,613	1,083,951
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (b)	508,000	508,303
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (b)(c)	1,273,000	1,248,153
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(d)	637,000	637,398
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	562,382	555,916
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,269,983	1,232,268
TOTAL UNITED STATES		15,073,822
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,995,923)		15,073,822

Non-Convertible Corporate Bonds - 35.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 4.907% 4/1/2028 (b)	449,000	449,690
CANADA - 2.9%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	1,426,000	1,407,880
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 5% 12/15/2029	538,000	538,808
Enbridge Inc 4.2% 11/20/2028	969,000	957,667
Enbridge Inc 4.6% 6/20/2028	261,000	260,391
Enbridge Inc 5.25% 4/5/2027	848,000	851,467
Enbridge Inc 5.3% 4/5/2029	708,000	715,275
TOTAL ENERGY		3,323,608
Financials - 2.0%
Banks - 2.0%
Bank of Montreal 4.338% 3/19/2030 (c)	1,577,000	1,558,271
Bank of Montreal 4.64% 9/10/2030 (c)	2,140,000	2,121,402
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	1,700,000	1,673,428
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	1,150,000	1,144,479
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (c)	1,283,000	1,271,724
National Bank of Canada 4.5% 10/10/2029	1,225,000	1,212,581
Royal Bank of Canada 4.4% 4/17/2030 (c)	1,740,000	1,715,791
Royal Bank of Canada 4.95% 8/5/2032 (c)	2,200,000	2,175,663
Toronto Dominion Bank 4.783% 12/17/2029	1,526,000	1,524,322
TOTAL FINANCIALS		14,397,661
Utilities - 0.2%
Electric Utilities - 0.2%
Hydro One Inc 4.75% 5/30/2031	1,593,000	1,573,021
TOTAL CANADA		20,702,170
FRANCE - 0.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA 4% 1/13/2029 (b)	798,000	783,522
Orange SA 4.25% 1/13/2031 (b)	1,226,000	1,181,229
TOTAL COMMUNICATION SERVICES		1,964,751
Financials - 0.4%
Banks - 0.4%
Banque Federative du Credit Mutuel SA 4.786% 7/9/2029 (b)	1,489,000	1,477,358
Societe Generale SA 2.797% 1/19/2028 (b)(c)	950,000	942,844
Societe Generale SA 5.5% 4/13/2029 (b)(c)	463,000	466,014
TOTAL FINANCIALS		2,886,216
TOTAL FRANCE		4,850,967
GERMANY - 1.9%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	1,800,000	1,792,206
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	200,000	199,442
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	2,480,000	2,465,918
TOTAL CONSUMER DISCRETIONARY		4,457,566
Financials - 1.1%
Capital Markets - 1.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,300,000	3,283,726
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	2,050,000	1,991,222
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,780,000	1,753,465
TOTAL FINANCIALS		7,028,413
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	500,000	496,806
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	605,000	606,958
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	578,000	581,549
TOTAL INDUSTRIALS		1,685,313
TOTAL GERMANY		13,171,292
IRELAND - 0.6%
Financials - 0.5%
Banks - 0.1%
Bank of Ireland Group PLC 4.997% 11/12/2032 (b)(c)	646,000	634,644
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,500,000	2,512,930
TOTAL FINANCIALS		3,147,574
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (b)	656,000	640,504
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	268,000	268,539
TOTAL INDUSTRIALS		909,043
TOTAL IRELAND		4,056,617
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
ENEL Finance International NV 4.125% 9/30/2028 (b)	558,000	550,701
ENEL Finance International NV 4.625% 7/13/2029 (b)	1,209,000	1,197,324
ENEL Finance International NV 4.875% 7/13/2031 (b)	1,460,000	1,434,006

TOTAL ITALY		3,182,031
JAPAN - 1.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	200,042
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	199,091
NTT Finance Corp 4.8279% 11/1/2029 (b)	1,813,000	1,801,516
TOTAL COMMUNICATION SERVICES		2,200,649
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	934,000	936,499
Financials - 0.6%
Banks - 0.6%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	200,000	198,223
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (c)	305,000	304,790
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,421,000	1,400,651
Mizuho Financial Group Inc 4.782% 7/13/2030 (c)	2,190,000	2,173,994
TOTAL FINANCIALS		4,077,658
TOTAL JAPAN		7,214,806
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	3,050,000	3,027,137
ING Groep NV 5.335% 3/19/2030 (c)	1,031,000	1,040,964
TOTAL FINANCIALS		4,068,101
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	473,000	468,171
TOTAL NETHERLANDS		4,536,272
NORWAY - 0.6%
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	2,250,000	2,212,856
DNB Bank ASA 4.384% 11/4/2031 (b)(c)	2,100,000	2,036,050

TOTAL NORWAY		4,248,906
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 5.005% 8/25/2030 (c)	1,200,000	1,195,995
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 3.091% 5/14/2032 (b)(c)	250,000	226,921
UBS Group AG 4.194% 4/1/2031 (b)(c)	2,200,000	2,131,882

TOTAL SWITZERLAND		2,358,803
UNITED KINGDOM - 2.9%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 4.7% 4/2/2027	801,000	801,891
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	679,000	675,243
TOTAL CONSUMER STAPLES		1,477,134
Financials - 2.6%
Banks - 2.6%
Barclays PLC 2.279% 11/24/2027 (c)	1,300,000	1,293,342
Barclays PLC 5.367% 2/25/2031 (c)	2,494,000	2,503,503
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,431,000	1,433,152
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,827,000	2,840,720
HSBC Holdings PLC 5.243% 8/14/2032 (c)	2,099,000	2,085,533
HSBC Holdings PLC 5.597% 5/17/2028 (c)	694,000	698,443
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	1,840,000	1,786,178
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	2,171,000	2,171,772
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	414,000	415,816
NatWest Group PLC 5.115% 5/23/2031 (c)	2,140,000	2,135,402
Standard Chartered PLC 4.299% 1/13/2030 (b)(c)	982,000	965,090
TOTAL FINANCIALS		18,328,951
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5.125% 3/26/2029 (b)	546,000	550,767
TOTAL UNITED KINGDOM		20,356,852
UNITED STATES - 23.2%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T Inc 1.65% 2/1/2028	2,750,000	2,637,194
AT&T Inc 4.25% 3/1/2027	400,000	399,643
AT&T Inc 4.3% 2/15/2030	250,000	244,811
AT&T Inc 4.7% 8/15/2030	922,000	911,930
Space Exploration Technologies Corp 5.35% 7/15/2031 (b)	1,117,000	1,091,811
Verizon Communications Inc 2.355% 3/15/2032	2,000,000	1,729,653
		7,015,042
Interactive Media & Services - 0.4%
Meta Platforms Inc 4.2% 11/15/2030	980,000	949,848
Meta Platforms Inc 4.55% 5/15/2031	840,000	820,906
Meta Platforms Inc 4.6% 11/15/2032	1,060,000	1,017,846
		2,788,600
TOTAL COMMUNICATION SERVICES		9,803,642
Consumer Discretionary - 1.3%
Automobiles - 0.9%
American Honda Finance Corp 4.55% 4/10/2028	358,000	356,814
General Motors Financial Co Inc 2.35% 2/26/2027	3,000,000	2,968,348
General Motors Financial Co Inc 4.2% 10/27/2028	788,000	777,355
Hyundai Capital America 4.3% 9/24/2027 (b)	1,700,000	1,692,951
Hyundai Capital America 4.75% 6/18/2029 (b)	757,000	750,948
		6,546,416
Broadline Retail - 0.4%
Amazon.com Inc 4.25% 3/13/2031	910,000	882,481
Amazon.com Inc 4.6% 7/9/2029	1,830,000	1,821,634
		2,704,115
TOTAL CONSUMER DISCRETIONARY		9,250,531
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.6% 3/1/2028 (b)	1,422,000	1,421,421
Mars Inc 4.8% 3/1/2030 (b)	467,000	464,630
TOTAL CONSUMER STAPLES		1,886,051
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP 4.55% 1/15/2031	937,000	915,915
MPLX LP 4% 3/15/2028	760,000	751,355
ONEOK Inc 4.25% 9/24/2027	173,000	172,529
ONEOK Inc 4.4% 10/15/2029	180,000	177,100
Targa Resources Corp 4.35% 1/15/2029	177,000	175,219
Targa Resources Corp 4.35% 4/15/2031	1,698,000	1,644,031
Williams Cos Inc/The 4.625% 6/30/2030	1,870,000	1,839,699
Williams Cos Inc/The 4.8% 11/15/2029	914,000	911,472
TOTAL ENERGY		6,587,320
Financials - 15.5%
Banks - 6.5%
Bank of America Corp 2.551% 2/4/2028 (c)	850,000	843,065
Bank of America Corp 2.651% 3/11/2032 (c)	2,750,000	2,468,837
Bank of America Corp 4.271% 7/23/2029 (c)	1,000,000	990,400
Bank of America Corp 4.948% 7/22/2028 (c)	3,750,000	3,760,635
Citibank NA 4.846% 6/18/2032 (c)	1,800,000	1,774,637
Citigroup Inc 3.07% 2/24/2028 (c)	3,000,000	2,978,954
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	2,261,000	2,253,648
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	3,000,000	2,677,828
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	3,318,000	3,293,372
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	350,000	347,565
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,750,000	3,758,831
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,160,000	1,167,037
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	2,110,000	2,051,709
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	1,020,000	1,029,292
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	2,100,000	2,128,783
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	1,860,000	1,852,680
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	773,000	766,576
Truist Financial Corp 5.071% 5/20/2031 (c)	2,829,000	2,821,375
Wells Fargo & Co 2.879% 10/30/2030 (c)	2,300,000	2,157,460
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,288,000	3,269,366
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,250,000	1,252,085
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,656,000	1,661,687
Wells Fargo & Co 5.244% 1/24/2031 (c)	937,000	942,081
		46,247,903
Capital Markets - 5.0%
Ares Capital Corp 5.55% 1/15/2030	402,000	398,055
Ares Strategic Income Fund 4.85% 1/15/2029	1,410,000	1,385,098
Athene Global Funding 4.721% 10/8/2029 (b)	1,400,000	1,374,509
Athene Global Funding 5.38% 1/7/2030 (b)	2,000,000	1,991,338
Athene Global Funding 5.516% 3/25/2027 (b)	2,000,000	2,009,814
Athene Global Funding 5.583% 1/9/2029 (b)	505,000	508,060
Bank of New York Mellon 4.729% 4/20/2029 (c)	659,000	659,874
Depository Trust Co/The 4.3% 3/27/2029 (b)	623,000	616,894
Equitable America Global Funding 4.65% 6/9/2028 (b)	826,000	822,383
Equitable America Global Funding 4.95% 6/9/2030 (b)	1,118,000	1,106,088
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,173,000	1,165,968
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,563,000	2,540,359
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	2,500,000	2,494,972
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	2,000,000	2,004,284
HPS Corporate Lending Fund 4.9% 9/11/2028	644,000	633,280
HPS Corporate Lending Fund 5.3% 6/5/2027	897,000	897,764
Intercontinental Exchange Inc 3.75% 9/21/2028	125,000	122,607
Intercontinental Exchange Inc 4.35% 6/15/2029	2,500,000	2,470,139
Morgan Stanley 2.239% 7/21/2032 (c)	2,750,000	2,384,721
Morgan Stanley 3.591% 7/22/2028 (c)	1,050,000	1,039,398
Morgan Stanley 4.868% 7/12/2029 (c)	933,000	933,089
Morgan Stanley 4.994% 4/12/2029 (c)	1,225,000	1,228,994
Morgan Stanley 5.042% 7/19/2030 (c)	1,800,000	1,802,455
Morgan Stanley 5.23% 1/15/2031 (c)	1,311,000	1,315,736
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,469,000	1,467,922
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	1,232,000	1,222,494
State Street Corp 4.53% 2/20/2029 (c)	1,015,000	1,013,814
		35,610,109
Consumer Finance - 0.3%
American Express Co 4.444% 5/3/2030 (c)	1,740,000	1,720,558
American Express Co 5.085% 1/30/2031 (c)	450,000	451,268
Toyota Motor Credit Corp 4.55% 8/9/2029	240,000	238,770
		2,410,596
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	2,762,000	2,747,945
Insurance - 3.3%
Arthur J Gallagher & Co 4.6% 12/15/2027	1,120,000	1,119,637
Corebridge Global Funding 4.85% 6/6/2030 (b)	2,150,000	2,127,171
Corebridge Global Funding 4.9% 1/7/2028 (b)	820,000	822,057
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	700,000	678,997
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	886,000	879,520
Guardian Life Global Funding 4.748% 7/16/2029 (b)	2,200,000	2,191,348
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	1,897,000	1,866,405
Jackson National Life Global Funding 4.7% 6/5/2028 (b)	1,864,000	1,854,854
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	1,004,000	1,004,353
Lincoln Financial Global Funding 5.25% 8/13/2031 (b)	1,108,000	1,099,355
MassMutual Global Funding II 4.85% 1/17/2029 (b)	2,100,000	2,100,150
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,834,000	1,843,146
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	606,000	603,061
Pricoa Global Funding I 4.7% 5/28/2030 (b)	2,140,000	2,116,422
RGA Global Funding 4.35% 8/25/2028 (b)	2,100,000	2,078,053
RGA Global Funding 5.448% 5/24/2029 (b)	1,055,000	1,068,929
Western-Southern Global Funding 4.9% 5/1/2030 (b)	203,000	201,537
		23,654,995
TOTAL FINANCIALS		110,671,548
Health Care - 0.2%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	378,000	380,313
Health Care Providers & Services - 0.0%
CVS Health Corp 4.3% 3/25/2028	110,000	109,234
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc 4.215% 2/12/2031	1,313,000	1,274,497
TOTAL HEALTH CARE		1,764,044
Industrials - 1.1%
Aerospace & Defense - 0.1%
Boeing Co 5.04% 5/1/2027	500,000	501,180
Boeing Co 6.259% 5/1/2027	150,000	151,600
RTX Corp 5.75% 1/15/2029	366,000	374,457
		1,027,237
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	332,000	320,312
Machinery - 0.3%
Ingersoll Rand Inc 5.176% 6/15/2029	2,100,000	2,123,265
Parker-Hannifin Corp 4.25% 9/15/2027	217,000	216,574
		2,339,839
Professional Services - 0.1%
Leidos Inc 4.1% 3/15/2029	537,000	526,338
Paychex Inc 5.1% 4/15/2030	61,000	61,023
		587,361
Trading Companies & Distributors - 0.6%
Sumisho Air Lease Corp 2.2% 1/15/2027	2,530,000	2,508,254
Sumisho Air Lease Corp 4.5% 3/24/2029 (b)	251,000	247,813
Sumisho Air Lease Corp 4.85% 3/24/2031 (b)	605,000	591,979
		3,348,046
TOTAL INDUSTRIALS		7,622,795
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp 5.05% 4/5/2029	430,000	433,012
Dell International LLC / EMC Corp 5% 4/1/2030	2,148,000	2,143,518
		2,576,530
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	821,000	819,444
TOTAL INFORMATION TECHNOLOGY		3,395,974
Materials - 0.0%
Chemicals - 0.0%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	271,000	268,571
Real Estate - 0.3%
Retail REITs - 0.3%
Regency Centers LP 4.5% 3/15/2033	131,000	125,170
Simon Property Group LP 4.375% 10/1/2030	2,110,000	2,068,732
TOTAL REAL ESTATE		2,193,902
Utilities - 1.7%
Electric Utilities - 1.5%
Alabama Power Co 3.05% 3/15/2032	2,526,000	2,283,529
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (b)	597,000	596,271
Duke Energy Carolinas LLC 4.85% 3/15/2030	824,000	824,380
Duke Energy Corp 4.3% 3/15/2028	1,341,000	1,332,945
Duke Energy Florida LLC 4.2% 12/1/2030	800,000	778,411
Exelon Corp 5.15% 3/15/2029	381,000	383,763
Georgia Power Co 4.65% 5/16/2028	948,000	948,858
Jersey Central Power & Light Co 4.4% 1/15/2031	851,000	826,718
Pinnacle West Capital Corp 4.9% 5/15/2028	332,000	332,735
Pinnacle West Capital Corp 5.15% 5/15/2030	355,000	356,572
Southern Co/The 5.5% 3/15/2029	900,000	914,242
Virginia Electric and Power Co 2.4% 3/30/2032	500,000	433,632
		10,012,056
Multi-Utilities - 0.2%
DTE Energy Co 5.2% 4/1/2030	1,072,000	1,077,136
NiSource Inc 4.75% 5/18/2031	206,000	203,106
Public Service Enterprise Group Inc 4.9% 3/15/2030	499,000	497,728
		1,777,970
TOTAL UTILITIES		11,790,026
TOTAL UNITED STATES		165,234,404
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $252,147,951)		251,558,805

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2032	1,152,203	1,083,621
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	40,037	39,434
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2032	678,896	641,944
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	26,351	26,139
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2029	118,985	117,158
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	193,385	185,678
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	17,547	17,045
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	50,354	48,741
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	29,162	28,513
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	240,353	231,957
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	42,987	41,343
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	12,248	11,919
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	941,974	888,379
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	35,388	34,498
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	351,462	338,354
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	77,982	75,445
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	70,089	69,178
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2028	1,822	1,804
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	149,301	146,625
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	69,186	68,388
Freddie Mac Gold Pool 2.5% 1/1/2028	21,286	21,131
Freddie Mac Gold Pool 2.5% 3/1/2032	1,057,021	1,009,946
Freddie Mac Gold Pool 3% 10/1/2035	59,186	55,690
Freddie Mac Gold Pool 3% 12/1/2030	9,497	9,231
Freddie Mac Gold Pool 3% 12/1/2032	708,502	681,961
Freddie Mac Gold Pool 3% 2/1/2033	8,566	8,336
Freddie Mac Gold Pool 3% 3/1/2033	34,227	32,885
Freddie Mac Gold Pool 3% 7/1/2032	241,851	233,235
TOTAL UNITED STATES		6,148,578
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,209,149)		6,148,578

U.S. Treasury Obligations - 53.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 2/28/2031	3.52 to 4.01	16,767,600	16,104,756
US Treasury Notes 3.5% 9/30/2029	3.94 to 4.34	29,852,200	29,069,746
US Treasury Notes 3.625% 8/31/2029	3.70 to 3.76	45,439,000	44,437,922
US Treasury Notes 3.875% 4/15/2029	3.91 to 3.98	22,362,700	22,077,925
US Treasury Notes 3.875% 4/30/2031	4.09 to 4.21	20,333,000	19,812,761
US Treasury Notes 3.875% 5/15/2029	4.05	13,710,400	13,530,451
US Treasury Notes 4% 1/31/2033	4.00 to 4.58	15,285,500	14,788,721
US Treasury Notes 4% 2/15/2034	3.88 to 4.39	14,746,600	14,152,128
US Treasury Notes 4% 3/31/2030	3.72 to 4.06	24,909,100	24,544,221
US Treasury Notes 4.125% 2/15/2036	4.43 to 4.70	11,677,300	11,139,049
US Treasury Notes 4.125% 5/31/2031	4.42 to 4.49	15,054,700	14,817,706
US Treasury Notes 4.25% 2/28/2029	3.65 to 4.31	73,381,000	73,163,150
US Treasury Notes 4.625% 4/30/2029	3.63 to 4.72	25,600,100	25,748,101
US Treasury Notes 4.625% 4/30/2031	3.64 to 4.64	55,972,900	56,272,442
TOTAL U.S. TREASURY OBLIGATIONS (Cost $384,876,096)			379,659,079

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $7,274,730)	3.69	7,273,316	7,274,770

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $711,567,843)	705,771,144
NET OTHER ASSETS (LIABILITIES) - 0.9%	6,174,022
NET ASSETS - 100.0%	711,945,166

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,510,598 or 13.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	24,241,448	164,204,301	181,170,358	207,158	(661)	40	7,274,770	7,273,316
	24,241,448	164,204,301	181,170,358	207,158	(661)	40	7,274,770

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	40,034,492	-	40,034,492	-

Bank Notes
Financials	3,170,298	-	3,170,298	-

Collateralized Mortgage Obligations	2,851,300	-	2,851,300	-

Commercial Mortgage Securities	15,073,822	-	15,073,822	-

Non-Convertible Corporate Bonds
Communication Services	13,969,042	-	13,969,042	-
Consumer Discretionary	13,708,097	-	13,708,097	-
Consumer Staples	5,707,564	-	5,707,564	-
Energy	9,910,928	-	9,910,928	-
Financials	172,409,826	-	172,409,826	-
Health Care	1,764,044	-	1,764,044	-
Industrials	10,767,918	-	10,767,918	-
Information Technology	3,864,145	-	3,864,145	-
Materials	718,261	-	718,261	-
Real Estate	2,193,902	-	2,193,902	-
Utilities	16,545,078	-	16,545,078	-

U.S. Government Agency - Mortgage Securities	6,148,578	-	6,148,578	-

U.S. Treasury Obligations	379,659,079	-	379,659,079	-

Money Market Funds	7,274,770	7,274,770	-	-
Total Investments in Securities:	705,771,144	7,274,770	698,496,374	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$698,496,374
Investments in securities, at value - affiliated issuers	7,274,770
Receivable for investments sold	14,958,984
Interest receivable	5,888,175
Distributions receivable from affiliated funds	12,410
Total assets	726,630,713
Liabilities
Payable for investments purchased	14,685,547
Total liabilities	14,685,547
Net Assets	$711,945,166
Net assets consist of:
Paid in capital	729,291,765
Total accumulated earnings (loss)	(17,346,599)
Net Assets	$711,945,166

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($711,945,166/78,672,025 shares)	$9.05

Other Information
Unaffiliated issuers, cost	704,293,113
Affiliated issuers, cost	7,274,730
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$207,158
Interest	30,070,711
Total investment income	30,277,869
Expenses
Independent trustees' fees and expenses	1,515
Total expenses	1,515
Expense reductions	(693)
Total expenses after reductions	822
Net investment income (loss)	30,277,047
Net realized gain (loss)
Investments - unaffiliated issuers	1,341,639
Investments - affiliated issuers	(661)
Net realized gain (loss)	1,340,978
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(16,652,987)
Investments - affiliated issuers	40
Total change in net unrealized appreciation (depreciation)	(16,652,947)
Net gain (loss)	(15,311,969)
Net increase (decrease) in net assets resulting from operations	$14,965,078

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,277,047	$30,899,093
Net realized gain (loss)	1,340,978	1,575,073
Change in net unrealized appreciation (depreciation)	(16,652,947)	956,700
Net increase (decrease) in net assets resulting from operations	$14,965,078	$33,430,866
Distributions to shareholders
Distributions to shareholders	(30,388,334)	(30,864,345)
Total distributions	(30,388,334)	(30,864,345)
Net increase (decrease) in net assets resulting from share transactions	28,813,334	4,418,345
Total increase (decrease) in net assets	13,390,078	6,984,866
Net Assets
Beginning of period	698,555,088	691,570,222
End of period	$711,945,166	$698,555,088
Financial Highlights
Fidelity® Education Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.25	$9.21	$9.01	$9.25	$10.05
Income from Investment Operations
Net investment income (loss) A, B	.40	.41	.40	.36	.22
Net realized and unrealized gain (loss)	(.20)	.04	.20	(.24)	(.85)
Total from investment operations	.20	.45	.60	.12	(.63)
Distributions
Distributions from net investment income	(.40)	(.41)	(.40)	(.36)	(.15)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.40)	(.41)	(.40)	(.36)	(.17) C
Net asset value, end of period	$9.05	$9.25	$9.21	$9.01	$9.25
Total Return D	2.15%	5.03%	6.83%	1.34%	(6.34)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of fee waivers, if any	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of all reductions, if any	-% G	-% G	-% G	-% G	-% G
Ratio of net investment income (loss) to average net assets	4.31%	4.49%	4.43%	3.95%	2.40%
Net assets, end of period	$711,945,166	$698,555,088	$691,570,222	$701,199,170	$230,757,790
Portfolio turnover rate H	69%	45%	77%	73%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Education Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to Fidelity managed 529 plans.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Education Fund	711,601,058	1,450,970	(7,280,884)	(5,829,914)

The tax-based components of distributable earnings as of period end were as follows:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Education Fund	(11,457,626)	(5,829,914)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Education Fund	(9,779,401)	(1,678,225)	(11,457,626)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Education Fund	30,388,334	30,388,334

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Education Fund	30,864,345	30,864,345

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Education Fund	102,519,313	104,966,311

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser or an affiliate pays all other operating expenses, except fees and expenses of the independent Trustees, and certain other expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Education Fund	693

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Education Fund
Fidelity® Education Fund	30,388,334	30,864,345
Total	30,388,334	30,864,345

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Education Fund
Shares sold	6,077,418	6,053,433	55,715,000	55,484,000
Reinvestment of distributions	3,308,985	3,363,139	30,388,334	30,864,345
Shares redeemed	(6,232,317)	(8,951,514)	(57,290,000)	(81,930,000)
Net increase (decrease)	3,154,086	465,058	28,813,334	4,418,345

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Garrison Street Trust and the Shareholders of Fidelity Education Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Education Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 12, 2026

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 51.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $30,388,334 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901557.105
EDI-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026